Income Taxes - Schedule of Income Tax Benefit Provision and the Expected Income Tax (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Benefit Provision and the Expected Income Tax [Abstract]
Tax benefit at statutory tax rate					$ (2,933,037)	$ (2,872,031)
State benefit, net of federal benefit					(511,292)	(210,273)
Beneficial conversion feature						868,825
Other permanent differences					27,484	3,713
Valuation allowance					3,652,798	2,209,897
Prior Period Adj					(235,953)	(131)
Total